Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Summary of Reconciliation of accounting and taxable income
	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income taxes	$(191,795)	$(193,182)	$(168,208)
Tax expense (recovery) based on statutory rate of 27.0%	(52,000)	(52,000)	(45,000)
Permanent differences and other	(84,000)	(4,000)	2,000
	(136,000)	(56,000)	(43,000)
Changes in unrecognized deferred tax assets	136,000	56,000	43,000
Total income tax expense	$-	$-	$-

Summary of Deffered tax assets and liabilities
	December 31, 2023	December 31, 2022

Allowable capital losses	$468,000	$468,000
Non-capital losses	1,878,000	1,827,000
Investments	943,000	858,000
Unrecognized deferred tax assets	(3,289,000)	(3,153,000)